Bank loans	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Bank loans

11 Bank loans

The Company has a five-year S$750,000 fixed rate bank loan which expires in December 2025. The bank loan which carries interest of 3% per annum is secured by personal guarantee of two of the Company directors. As of December 31, 2023 and 2024, the carrying amount of the bank loan was S$313,544 and S$161,719 (US$118,371), respectively.

On March 23, 2023, the Company has another five-year S$500,000 fixed rate bank loan which expires in March 2028. The bank loan which carries interest of 7% per annum is secured by personal guarantee of two of the Company directors. As of December 31, 2023 and 2024, the carrying amount of the bank loan was S$435,658 and S$386,123 (US$282,626).

Interest expenses for the years ended December 31, 2023 and 2024 are S$36,616 and S$34,902 (US$25,547), respectively.

The maturities schedule is as follows:

	Amount	Amount
Years ended December 31,	S$	US$
2025	256,915	188,051
2026	104,862	76,755
2027	112,443	82,303
2028	29,359	21,490

Total	503,579	368,599
Less: current portion	(256,915)	(188,051)

Long-term portion	246,664	180,548